Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		With sales charge2
Accumulated Value	$ 9,550		$ 9,455	$ 10,037	$ 10,338	$ 9,260	$ 12,420	$ 12,990	$ 12,699	$ 13,536	$ 15,079	$ 17,698
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		With sales charge
Accumulated Value	10,000		9,838	10,373	10,617	9,444	12,587	13,077	12,699	13,458	14,881	17,350
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I2
Accumulated Value	100,000		99,435	105,797	109,398	98,367	132,443	138,935	136,351	145,748	162,911	192,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R2
Accumulated Value	10,000		9,897	10,472	10,772	9,635	12,912	13,471	13,152	13,995	15,578	18,251
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z2
Accumulated Value	10,000		9,944	10,581	10,941	9,825	13,237	13,887	13,628	14,569	16,288	19,187
Class A | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class C | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class I | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	100,000		118,196	131,300	139,613	143,582	199,643	171,018	202,674	243,599	283,204	343,632
Class R | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class Z | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class A | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark1
Accumulated Value	10,000		10,151	10,924	11,211	9,986	13,139	13,537	13,235	14,049	15,620	18,542
Class C | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark1
Accumulated Value	10,000		10,151	10,924	11,211	9,986	13,139	13,537	13,235	14,049	15,620	18,542
Class I | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark1
Accumulated Value	100,000		101,513	109,242	112,111	99,864	131,387	135,365	132,350	140,492	156,196	185,421
Class R | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark1
Accumulated Value	10,000		10,151	10,924	11,211	9,986	13,139	13,537	13,235	14,049	15,620	18,542
Class Z | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark1
Accumulated Value	$ 10,000		$ 10,151	$ 10,924	$ 11,211	$ 9,986	$ 13,139	$ 13,537	$ 13,235	$ 14,049	$ 15,620	$ 18,542